Note 21 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2015						December 31, 2014
			Fair value hierarchy
(Dollars in thousands)	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3	Contract amount	Carrying amount	Estimated fair value	Contract amount
Financial assets:
Cash and cash equivalents	$39,782	39,782	39,782				46,634	46,634
Securities available for sale	111,974	111,974		111,974			137,834	137,834
Loans held for sale	3,779	3,779		3,779			2,076	2,076
Loans receivable, net	463,185	458,539		458,539			365,113	364,509
FHLB stock	691	691		691			777	777
Accrued interest receivable	2,254	2,254		2,254			1,713	1,713
Financial liabilities:
Deposits	559,387	558,731		558,731			496,750	496,494
FHLB advances and other borrowings	9,000	9,000		9,000			0	0
Accrued interest payable	242	242		242			93	93
Off-balance sheet financial instruments:
Commitments to extend credit	36	36				165,949	16	16	141,578
Commitments to sell loans	(26)	(26)				8,071	(30)	(30)	3,279